Brumadinho dam failure - Financial guarantees (Details) - Brumadinho event - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions.
Financial guarantees	$ 1,124	$ 1,396
Expenses related to financial guarantees	$ 7	$ 9